Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Unrealized losses of securities
Fair value	$ 4,097	$ 23,916
Unrealized Loss	(28)	(149)
Less than 12 months [Member]
Unrealized losses of securities
Fair value	4,097	23,025
Unrealized Loss	(28)	(142)
12 months or more [Member]
Unrealized losses of securities
Fair value	0	891
Unrealized Loss	0	(7)
State and municipal [Member]
Unrealized losses of securities
Fair value	1,325	1,257
Unrealized Loss	(8)	(10)
State and municipal [Member] | Less than 12 months [Member]
Unrealized losses of securities
Fair value	1,352	366
Unrealized Loss	(8)	(3)
State and municipal [Member] | 12 months or more [Member]
Unrealized losses of securities
Fair value	0	891
Unrealized Loss	0	(7)
Mortgage-backed - residential [Member]
Unrealized losses of securities
Fair value	2,772	22,639
Unrealized Loss	(20)	(136)
Mortgage-backed - residential [Member] | Less than 12 months [Member]
Unrealized losses of securities
Fair value	2,772	22,639
Unrealized Loss	(20)	(136)
Mortgage-backed - residential [Member] | 12 months or more [Member]
Unrealized losses of securities
Fair value	0	0
Unrealized Loss	0	0
Equity [Member]
Unrealized losses of securities
Fair value		20
Unrealized Loss		(3)
Equity [Member] | Less than 12 months [Member]
Unrealized losses of securities
Fair value		20
Unrealized Loss		(3)
Equity [Member] | 12 months or more [Member]
Unrealized losses of securities
Fair value		0
Unrealized Loss		$ 0